DIVIDEND (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 26, 2013 USD ($) $ / shares	Nov. 26, 2013 CNY (¥)
DIVIDEND [Abstract]
Cash dividend per share declared	$ 0.16
Cash dividend to common stock	$ 31,591	¥ 192,470
Dividend declared, record date	Dec. 20, 2013	Dec. 20, 2013